NUVEEN HIGH INCOME BOND FUND

SUPPLEMENT DATED MAY  1, 2020

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED OCTOBER 31, 2019

Important Notice Regarding Change in Investment Policy

The Board of Directors of Nuveen High Income Bond Fund (the "Fund") has approved the following changes to the Fund's name, investment objective and principal investment strategies, which are expected to go into effect in July 2020:

∙The Fund's name will be changed to "Nuveen Credit Income Fund."

∙The Fund's investment objective will be changed to providing total return, with an emphasis on a high level of current income.

∙The Fund's non-fundamental investment policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in bonds rated lower than investment grade or in unrated bonds of comparable credit quality will change to the following:

Under normal circumstances, the Fund will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in credit and credit- related instruments, which include but are not limited to: corporate debt obligations, fixed and floating rate loans, asset-backed securities, residential and commercial mortgage-backed securities, preferred securities, contingent capital securities and collateralized loan obligations.

∙The Fund will invest at least 65% of its assets in securities rated lower than investment grade or in unrated securities of comparable credit quality.

∙The Fund's current principal investment strategies to invest up to 20% of its assets in loans and up to 20% of its assets in debt obligations of issuers located in emerging market countries will be changed to permit investment of up to 30% of its assets in loans and up to 30% of its assets in securities of issuers located in emerging market countries.

Kevin Lorenz will continue to serve as a portfolio manager of the Fund until the changes described above go into effect, at which time Anders Persson, William Martin, Karina Bubeck and Aashh Parekh will be named portfolio managers of the Fund. Jean Lin will continue to serve as a portfolio manager for the Fund after the changes are effective.

Anders Persson, CFA, Senior Managing Director, entered the financial services industry in 1995. He joined Nuveen Asset Management, LLC ("NAM") in October 2018. He also serves as Senior Managing Director and Head of Global Fixed Income Portfolio Management for Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA. He joined TIAA in 2005.

William Martin, Senior Managing Director, entered the financial services industry in 1993. He joined NAM in October 2018 and became Head of Global Fixed Income in January 2019. He also serves as Senior Managing Director and Lead Portfolio Manager for Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA. He joined TIAA in 2004.

Karina Bubeck, CFA, Managing Director, entered the financial services industry in 1998. She joined NAM in December 2018. She also serves as Managing Director and Head of Global Sovereigns and Emerging Markets Corporate Fixed Income Research for Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA. She joined TIAA in 2003.

Aashh Parekh, CFA, Managing Director, entered the financial services industry in 2005. He joined NAM in December 2018. He also serves as Managing Director for Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA. He joined TIAA in 2005.

When the changes described herein go into effect, shareholders will receive a new summary prospectus containing more complete information.

PLEASE KEEP THIS WITH YOUR

PROSPECTUS AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-HIBSP-0520P

NUVEEN HIGH INCOME BOND FUND

SUPPLEMENT DATED MAY  1, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 31, 2019

The Board of Directors of Nuveen High Income Bond Fund (the "Fund") has approved the following changes to the Fund's name and one of its non-fundamental investment policies, which are expected to go into effect in July 2020:

∙The Fund's name will be changed to "Nuveen Credit Income Fund."

∙The Fund's non-fundamental investment policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in bonds rated lower than investment grade or in unrated bonds of comparable credit quality will change to the following:

Under normal circumstances, the Fund will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in credit and credit-related instruments, which include but are not limited to: corporate debt obligations, fixed and floating rate loans, asset-backed securities, residential and commercial mortgage-backed securities, preferred securities, contingent capital securities and collateralized loan obligations.

Kevin Lorenz will continue to serve as a portfolio manager of the Fund until the changes described above go into effect, at which time Anders Persson, William Martin, Karina Bubeck and Aashh Parekh will be named portfolio managers of the Fund. Jean Lin will continue to serve as a portfolio manager for the Fund after the changes are effective.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-HIBSAI-0520P